UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09957
                                   811-10179

Name of Fund:  Mercury Basic Value Fund, Inc. and
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Mercury Basic Value Fund, Inc. and Master Basic Value Trust, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 12/31/03

Item 1 - Report to Shareholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
December 31, 2003


Mercury
Basic Value
Fund, Inc.



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Mercury Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


AS OF DECEMBER 31, 2003


Ten Largest                             Percent of
Stock Holdings                          Net Assets

Exxon Mobil Corporation                     4.1%

Wells Fargo & Company                       4.1

Citigroup Inc.                              3.4

Royal Dutch Petroleum Company
(NY Registered Shares)                      2.8

Bank One Corporation                        2.5

Unocal Corporation                          2.4

Deere & Company                             2.0

Time Warner Inc.                            2.0

American International
Group, Inc.                                 1.9

Raytheon Company                            1.9



December 31, 2003, Mercury Basic Value Fund, Inc.



DEAR SHAREHOLDER


For the six-month period ended December 31, 2003, Mercury Basic Value Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of +19.30%, +19.54%, +19.32% and +19.47%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) The Fund outperformed both the +15.14% return of the unmanaged Standard & Poor's 500 (S&P 500) Index and the +17.36% return of the S&P 500 Barra Value Index for the same period. Fund returns also exceeded the +15.66% average return of the Lipper Large Cap Value Funds category for the same six months. (Funds in this Lipper category invest in companies considered to be undervalued relative to a major unmanaged stock index.)


Investment Environment
Entering 2003, the Fund had a bias toward economic sensitivity. We were overweight in cyclicals, including industrials, materials and technology stocks. We also sought opportunities in portions of the consumer discretionary sector, with an emphasis on media. We found valuations to be most attractive in those areas of the market that were most likely to benefit from economic recovery.

In initiating this cyclical approach, our feeling was that the economy had suffered after the events of September 11, 2001 and well into the following year. Yet the economy grew in 2002 despite a myriad of scandals and misfortunes, including accounting irregularities, corporate governance issues and impending war in Iraq. If the economy could grow under these extreme conditions, we felt certain that growth would accelerate in 2003, and we positioned the portfolio accordingly. In doing so, the one concern we had revolved around the conflict in Iraq. When combat finally broke out and then ended relatively quickly, our concerns were allayed as the market embarked on a strong rally that continued virtually uninterrupted from March through December 2003.

During the six-month period, economic growth picked up steam, as was evident in the astounding 8.2% gross domestic product growth in the third quarter. Many stocks that had been beaten down rebounded dramatically. The primary beneficiaries of this upturn were higher-beta, economically sensitive stocks, which dominated the equity market rally through year end. Our bias in these areas benefited Fund performance significantly.

The strong performance for the year and the six-month period can be attributed primarily to our focus on technology. Coming into 2003, we had a significant overweighting in technology--15% of portfolio assets versus 7% for the S&P 500 Barra Value Index. The technology group appreciated 67% for the year. With 15% of our assets up 67%--and at a double weight compared to the competitive universe-- the positive results are understandable. The same is true for the six months ended December 31, 2003. More than half of the Fund's outperformance came from technology. Specific holdings in technology that benefited performance in the past six months were Advanced Micro Devices, Inc., National Semiconductor Corporation, 3Com Corporation, Agilent Technologies, Inc., Motorola, Inc. and LSI Logic Corporation.

Also contributing to performance in the six-month period were stocks in the materials, industrials and consumer discretionary areas. China has grown dramatically this year, and as a large importer of materials, that has helped the sector immensely. Materials stocks that benefited Fund returns in the past six months were Phelps Dodge Corporation, Alcoa Inc. and Massey Energy Company. In industrials, Deere & Company, Thomas & Betts Corporation and Caterpillar Inc. contributed the most to relative returns. In consumer discretionary, Koninklijke (Royal) Philips Electronics NV and Viacom, Inc. were standouts.



December 31, 2003, Mercury Basic Value Fund, Inc.



In terms of areas that hurt performance during the six-month period, health care was the largest culprit, with Merck & Co., Inc., Shering-Plough Corporation and Bristol-Myers Squibb Company at the top of the list. These represent the large cap, stable growth stocks that really stumbled this year. Aside from poor business results from many companies in the sector, the underperformance of health care was partially due to market dynamics. Investors were clearly moving assets out of large, defensive areas into those that were benefiting from the economic recovery. Also detracting from Fund returns was the energy sector. Despite a favorable fourth quarter, returns in energy were negative for the six-month period. We believe this was primarily the result of an asset allocation decision by investors.
As money flowed into areas like technology, it flowed out of defensive groups such as energy. Curiously, this occurred despite the fact that commodity prices were at all-time highs. Energy stocks that underperformed included Diamond Offshore Drilling, Inc., Exxon Mobil Corporation, GlobalSantaFe Corporation and Royal Dutch Petroleum Company.


Portfolio Activity
Although we ended the year with a continued bias toward an up-market and economic sensitivity, that bias was not as strong as it was when we entered 2003. In the last six months, we began reducing the portfolio's beta somewhat, as we were finding more value in the defensive areas of the market. In keeping with our underlying investment strategy, we buy weakness and sell strength. It follows then that those economically sensitive stocks that performed so well would be trimmed from the portfolio as we look for next year's winners.

Along these lines, we reduced our positions in materials, industrials, financials and technology based on relative valuations and stocks meeting our price targets. While selling our strong performers, we began buying stocks in areas that have yet to out-perform. This includes stocks in the energy and consumer staples areas, where we found a lot of value toward the end of the year. We also have been nibbling at health care in the last six months.

Positions initiated in the portfolio during the period include TransOcean Inc. in the energy sector, and ConAgra, Inc., Unilever NV, Coca-Cola Enterprises and Kraft Foods Inc. in consumer staples. We also added to our positions in Anadarko Petroleum Corporation (energy), Raytheon Company (aerospace and defense), Viacom, Inc. (media) and Baxter International Inc. (health care).

On the sell side, we liquidated our positions in Fox Entertainment Group, Inc., The Gap Inc., MetLife, Inc., Textron, Inc., Tribune Company and J.P. Morgan Chase & Co. All of these stocks performed well and reached our price target. Largest reductions during the period were Phelps Dodge Corporation, Deere & Company, National Semiconductor Corporation, Wachovia Corporation, Philips Electronics and American International Group, Inc.


Investment Outlook
We maintain our confidence in a continuing economic recovery. The events and efforts of 2003 seem to have sufficiently set the stage for sustainable growth. The variables that could derail economic advancement at this point--terrorist activity or a dramatic change in China's growth and consumption--are virtually unanalyzable. Absent these types of unpredictable events, we believe that the market will continue to head upward this year and that the economy will continue to recover, although both at a slower pace than in 2003.



December 31, 2003, Mercury Basic Value Fund, Inc.



At the close of the period, the portfolio was overweight versus the S&P 500 Barra Value Index in consumer staples, energy, health care, information technology and materials. We had underweights in consumer discretionary, financials, industrials, telecommunication services and utilities. Our largest overweight remained in technology, where we still see some appreciation potential. Technology, in our opinion, remains a growth cyclical, and we think information technology budgets will increase in 2004. Our next-largest overweight was in energy. In our view, the underlying gas and oil supply problems in the United States and elsewhere have been masked by lack of demand due to soft economies. As economies continue to recover, so will industrial production; and as industrial production recovers, so will demand for energy. Energy prices remain high, and we have a collection of companies in the portfolio that are not priced for $30 per barrel for oil and $7 per thousand cubic feet for gas, where we are currently. These make the stock's valuations incredibly appealing to us. Consumers continue to wait for oil prices to go down, yet the stocks have not reflected the high commodity prices. We believe at some point they will, and have positioned the portfolio with that view in mind.


In Conclusion
As always, we will continue our search for what we believe are very good companies that are temporarily underpriced as a result of negative investor sentiment or short-term circumstances, and that we believe have the potential to offer shareholders significant value over a three-year time horizon. We thank you for your investment in Mercury Basic Value Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Robert J. Martorelli)
Robert J. Martorelli
Vice President and
Co-Portfolio Manager



(Kevin M. Rendino)
Kevin M. Rendino
Vice President and
Co-Portfolio Manager


January 8, 2004



December 31, 2003, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers multiple classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

The performance results depicted on pages 7 and 8 are those of Mercury Basic Value Fund, Inc. and, prior to October 16, 2000, a predecessor Fund investing in the same underlying portfolio and with the same fees as Mercury Basic Value Fund, Inc. Performance results prior to October 16, 2000 reflect the annual operating expenses of the predecessor Fund. If Mercury Basic Value Fund, Inc.'s operating expenses were reflected, the results may have been less than those shown for this time period. Performance results after October 16, 2000 include the actual operating expenses of Mercury Basic Value Fund, Inc. The Fund commenced operations on October 16, 2000.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.



December 31, 2003, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS*
                                                                         Ten-Year/
                                         6-Month         12-Month     Since Inception
As of December 31, 2003                Total Return    Total Return     Total Return
Class A                                   +19.30%         +31.30%         +166.93%
Class B                                   +19.54          +31.61          +161.33
Class C                                   +19.32          +31.27          +152.58
Class I                                   +19.47          +31.57          +183.19
S&P 500 Index**                           +15.14          +28.68      +185.63/+180.25
S&P 500 Barra Value Index***              +17.36          +31.79      +172.61/+171.63

*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I & Class B Shares and from 10/21/94 for Class A and Class C
Shares.

**This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly
NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total return periods are for ten years and from 10/21/94, respectively.

***This unmanaged broad-based Index is a capitalization-weighted index of those stocks in the S&P 500 Index that have lower price-to-book ratios. Ten-year/since inception total returns are for ten years and from 10/21/94, respectively.


December 31, 2003, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN


                                       % Return          % Return
                                    Without Sales       With Sales
Class A Shares*                         Charge           Charge**

One Year Ended
12/31/03                                +31.30%          +24.41%
Five Years Ended
12/31/03                                + 3.91           + 2.79
Inception (10/21/94)
through 12/31/03                        +11.27           +10.62

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



                                       % Return          % Return
                                       Without             With
Class B Shares*                         CDSC             CDSC**

One Year Ended
12/31/03                                +31.61%          +27.61%
Five Years Ended
12/31/03                                + 3.57           + 3.47
Ten Years Ended
12/31/03                                +10.08           +10.08

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.



                                       % Return          % Return
                                       Without             With
Class C Shares*                          CDSC             CDSC**

One Year Ended
12/31/03                                +31.27%          +30.27%
Five Years Ended
12/31/03                                + 3.44           + 3.44
Inception (10/21/94)
through 12/31/03                        +10.60           +10.60

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



                                       % Return          % Return
                                    Without Sales       With Sales
Class I Shares*                         Charge           Charge**

One Year Ended
12/31/03                                +31.57%          +24.67%
Five Years Ended
12/31/03                                + 4.17           + 3.06
Ten Years Ended
12/31/03                                +10.97           +10.37

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



December 31, 2003, Mercury Basic Value Fund, Inc.


STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2003

MERCURY BASIC VALUE FUND, INC.
Assets:

Investment in Master Basic Value Trust, at value (identified
  cost--$8,547,676)                                                                        $   11,917,708
Prepaid registration fees and other assets                                                         37,920
                                                                                           --------------
Total assets                                                                                   11,955,628
                                                                                           --------------

Liabilities:

Payables:
  Other affiliates                                                        $        3,078
  Distributor                                                                      2,559            5,637
                                                                          --------------
Accrued expenses                                                                                   35,088
                                                                                           --------------
Total liabilities                                                                                  40,725
                                                                                           --------------

Net Assets:

Net assets                                                                                 $   11,914,903
                                                                                           ==============

Net Assets Consist of:

Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                            $       23,702
Class B Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                    59,615
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                    24,964
Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                     1,175
Paid-in capital in excess of par                                                               11,585,480
Accumulated distributions in excess of investment
  income--net                                                             $      (9,790)
Accumulated realized capital losses on investments
  and foreign currency transactions from the Trust--net                      (3,140,275)
Unrealized appreciation on investments from
  the Trust--net                                                               3,370,032
                                                                          --------------
Total accumulated earnings--net                                                                   219,967
                                                                                           --------------
Net assets                                                                                 $   11,914,903
                                                                                           ==============

Net Asset Value:

Class A--Based on net assets of $2,585,683 and 237,020 shares
  outstanding                                                                              $        10.91
                                                                                           ==============
Class B--Based on net assets of $6,497,450 and 596,148 shares
  outstanding                                                                              $        10.90
                                                                                           ==============
Class C--Based on net assets of $2,702,997 and 249,642 shares
  outstanding                                                                              $        10.83
                                                                                           ==============
Class I--Based on net assets of $128,773 and 11,753 shares
  outstanding                                                                              $        10.96
                                                                                           ==============

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2003

MERCURY BASIC VALUE FUND, INC.
Investment Income Allocated from the
Trust--Net:

Net investment income allocated from the Trust:
  Dividends (net of $1,146 foreign withholding tax)                                        $      111,203
  Interest                                                                                          2,695
  Securities lending--net                                                                             705
  Expenses                                                                                       (23,689)
                                                                                           --------------
Net investment income allocated from the Trust                                                     90,914
                                                                                           --------------

Expenses:

Registration fees                                                         $       23,528
Printing and shareholder reports                                                  21,466
Administration fees                                                               13,857
Professional fees                                                                 12,451
Account maintenance and distribution fees--Class B                                 7,571
Transfer agent fees--Class B                                                       3,631
Account maintenance and distribution fees--Class C                                 3,149
Account maintenance fees--Class A                                                  2,991
Transfer agent fees--Class C                                                       1,377
Transfer agent fees--Class A                                                       1,150
Directors' fees and expenses                                                          84
Transfer agent fees--Class I                                                          56
Other                                                                              4,442
                                                                          --------------
Total expenses before waiver and reimbursement
  of expenses                                                                     95,753
Waiver and reimbursement of expenses                                            (28,133)
                                                                          --------------
Total expenses after waiver and reimbursement
  of expenses                                                                                      67,620
                                                                                           --------------
Investment income--net                                                                             23,294
                                                                                           --------------

Realized & Unrealized Gain (Loss) allocated from the Trust--Net:

Realized gain (loss) allocated from the Trust on:
  Investments--net                                                               174,927
  Foreign currency transactions--net                                               (108)          174,819
                                                                          --------------
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions allocated
  from the Trust--net                                                                           1,776,557
                                                                                           --------------
Total realized and unrealized gain allocated from the
  Trust--net                                                                                    1,951,376
                                                                                           --------------
Net Increase in Net Assets Resulting from Operations                                       $    1,974,670
                                                                                           ==============

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY BASIC VALUE FUND, INC.


                                                                             For the Six    For the Year
                                                                            Months Ended     Year Ended
                                                                             December 31,     June 30,
Increase (Decrease) in Net Assets:                                              2003            2003
Operations:

Investment income--net                                                    $       23,294   $       47,740
Realized gain (loss) on investments and foreign currency
  transactions allocated from the Trust--net                                     174,819      (1,782,847)
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions allocated
  from the Trust--net                                                          1,776,557        1,171,518
                                                                          --------------   --------------
Net increase (decrease) in net assets resulting from
  operations                                                                   1,974,670        (563,589)
                                                                          --------------   --------------

Dividends to Shareholders:

Investment income--net:
  Class A                                                                       (11,895)          (5,794)
  Class B                                                                       (27,594)         (15,967)
  Class C                                                                       (12,105)          (6,092)
  Class I                                                                          (845)            (399)
                                                                          --------------   --------------
Net decrease in net assets resulting from dividends
  to shareholders                                                               (52,439)         (28,252)
                                                                          --------------   --------------

Capital Share Transactions:

Net decrease in net assets derived from capital
  share transactions                                                           (769,440)      (2,748,684)
                                                                          --------------   --------------

Net Assets:

Total increase (decrease) in net assets                                        1,152,791      (3,340,525)
Beginning of period                                                           10,762,112       14,102,637
                                                                          --------------   --------------
End of period*                                                            $   11,914,903   $   10,762,112
                                                                          ==============   ==============

*Undistributed (accumulated distributions in
 excess of) investment income--net                                        $      (9,790)   $       19,355
                                                                          ==============   ==============

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                        Class A
                                                                                               For the
                                                    For the             For the                 Period
                                                  Six Months              Year                 Oct. 16,
                                                     Ended               Ended                2000++ to
                                                  December 31,          June 30,               June 30,
Increase (Decrease) in Net Asset Value:               2003         2003           2002           2001
Per Share Operating Performance:

Net asset value, beginning of period              $     9.19     $     9.37     $    10.37     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment income--net                                 .02**          .04**          .01**            .01
Realized and unrealized gain (loss) on
investments and foreign currency
transactions from the Trust--net                        1.75          (.20)          (.99)            .36
                                                  ----------     ----------     ----------     ----------
Total from investment operations                        1.77          (.16)          (.98)            .37
                                                  ----------     ----------     ----------     ----------
Less dividends and distributions:
  Investment income--net                               (.05)          (.02)          (.02)             --
  Realized gain on investments from
  the Trust--net                                          --             --        --+++++             --
                                                  ----------     ----------     ----------     ----------
Total dividends and distributions                      (.05)          (.02)          (.02)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $    10.91      $    9.19     $     9.37     $    10.37
                                                  ==========     ==========     ==========     ==========


Total Investment Return:***

Based on net asset value per share                 19.30%+++        (1.66%)        (9.48%)       3.70%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:

Expenses, net of waiver and reimbursement++++         1.63%*          1.65%          1.65%         1.36%*
                                                  ==========     ==========     ==========     ==========
Expenses++++                                          2.13%*          2.28%          2.83%        23.91%*
                                                  ==========     ==========     ==========     ==========
Investment income--net                                 .43%*           .44%           .13%          .51%*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:

Net assets, end of period (in thousands)          $    2,586     $    2,330     $    2,442     $      323
                                                  ==========     ==========     ==========     ==========
Portfolio turnover of the Trust                       13.31%         31.92%         38.15%         37.53%
                                                  ==========     ==========     ==========     ==========

*Annualized.

**Based on average shares outstanding.

***Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Includes the Fund's share of the Trust's allocated expenses.

+++Aggregate total investment return.

+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                        Class B
                                                                                               For the
                                                    For the             For the                 Period
                                                  Six Months              Year                 Oct. 16,
                                                     Ended               Ended                2000++ to
                                                  December 31,          June 30,               June 30,
Increase (Decrease) in Net Asset Value:               2003         2003           2002           2001
Per Share Operating Performance:

Net asset value, beginning of period              $     9.16     $     9.29     $    10.33     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment income (loss)--net                          .02**          .04**        (.02)**        --+++++
Realized and unrealized gain (loss) on
investments and foreign currency
transactions from the Trust--net                        1.77          (.15)         (1.01)            .33
                                                  ----------     ----------     ----------     ----------
Total from investment operations                        1.79          (.11)         (1.03)            .33
                                                  ----------     ----------     ----------     ----------
Less dividends and distributions:
  Investment income--net                               (.05)          (.02)          (.01)             --
  Realized gain on investments from
  the Trust--net                                          --             --        --+++++             --
                                                  ----------     ----------     ----------     ----------
Total dividends and distributions                      (.05)          (.02)          (.01)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $    10.90     $     9.16     $     9.29     $    10.33
                                                  ==========     ==========     ==========     ==========

Total Investment Return:***

Based on net asset value per share                 19.54%+++        (1.15%)        (9.97%)       3.30%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:

Expenses, net of waiver and reimbursement++++         1.65%*          1.65%          1.99%         1.97%*
                                                  ==========     ==========     ==========     ==========
Expenses++++                                          2.16%*          2.29%          3.23%        22.03%*
                                                  ==========     ==========     ==========     ==========
Investment income (loss)--net                          .41%*           .43%         (.24%)        (.18%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:

Net assets, end of period (in thousands)          $    6,497     $    5,904     $    7,969     $    2,290
                                                  ==========     ==========     ==========     ==========
Portfolio turnover of the Trust                       13.31%         31.92%         38.15%         37.53%
                                                  ==========     ==========     ==========     ==========

*Annualized.

**Based on average shares outstanding.

***Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Includes the Fund's share of the Trust's allocated expenses.

+++Aggregate total investment return.

+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                        Class C
                                                                                               For the
                                                    For the             For the                 Period
                                                  Six Months              Year                 Oct. 16,
                                                     Ended               Ended                2000++ to
                                                  December 31,          June 30,               June 30,
Increase (Decrease) in Net Asset Value:               2003         2003           2002           2001
Per Share Operating Performance:

Net asset value, beginning of period              $     9.12     $     9.30     $    10.33     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment income (loss)--net                          .02**          .04**        (.01)**        --+++++
Realized and unrealized gain (loss) on
investments and foreign currency
transactions from the Trust--net                        1.74          (.20)         (1.01)            .33
                                                  ----------     ----------     ----------     ----------
Total from investment operations                        1.76          (.16)         (1.02)            .33
                                                  ----------     ----------     ----------     ----------
Less dividends and distributions:
  Investment income--net                               (.05)          (.02)          (.01)             --
  Realized gain on investments from
  the Trust--net                                          --             --        --+++++             --
                                                  ----------     ----------     ----------     ----------
Total dividends and distributions                      (.05)          (.02)          (.01)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $    10.83     $     9.12     $     9.30     $    10.33
                                                  ==========     ==========     ==========     ==========

Total Investment Return:***

Based on net asset value per share                 19.32%+++        (1.69%)        (9.89%)       3.30%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:

Expenses, net of waiver and reimbursement++++         1.64%*          1.65%          1.83%         1.81%*
                                                  ==========     ==========     ==========     ==========
Expenses++++                                          2.15%*          2.31%          3.03%        21.97%*
                                                  ==========     ==========     ==========     ==========
Investment income (loss)--net                          .42%*           .43%         (.06%)        (.02%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:

Net assets, end of period (in thousands)          $    2,703     $    2,419     $    3,503     $      838
                                                  ==========     ==========     ==========     ==========
Portfolio turnover of the Trust                       13.31%         31.92%         38.15%         37.53%
                                                  ==========     ==========     ==========     ==========

*Annualized.

**Based on average shares outstanding.

***Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Includes the Fund's share of the Trust's allocated expenses.

+++Aggregate total investment return.

+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                        Class I
                                                                                               For the
                                                    For the             For the                 Period
                                                  Six Months              Year                 Oct. 16,
                                                     Ended               Ended                2000++ to
                                                  December 31,          June 30,               June 30,
Increase (Decrease) in Net Asset Value:               2003         2003           2002           2001
Per Share Operating Performance:

Net asset value, beginning of period              $     9.24     $     9.41     $    10.39     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment income--net                                 .03**          .06**          .04**            .04
Realized and unrealized gain (loss) on
investments and foreign currency
transactions from the Trust--net                        1.76          (.20)         (1.00)            .35
                                                  ----------     ----------     ----------     ----------
Total from investment operations                        1.79          (.14)          (.96)            .39
                                                  ----------     ----------     ----------     ----------
Less dividends and distributions:
  Investment income--net                               (.07)          (.03)          (.02)             --
  Realized gain on investments from
  the Trust--net                                          --             --        --+++++             --
                                                  ----------     ----------     ----------     ----------
Total dividends and distributions                      (.07)          (.03)          (.02)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $    10.96     $     9.24     $     9.41     $    10.39
                                                  ==========     ==========     ==========     ==========

Total Investment Return:***

Based on net asset value per share                 19.47%+++        (1.42%)        (9.22%)       3.90%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:

Expenses, net of waiver and reimbursement++++         1.38%*          1.40%          1.40%         1.19%*
                                                  ==========     ==========     ==========     ==========
Expenses++++                                          1.89%*          2.08%          2.65%        26.47%*
                                                  ==========     ==========     ==========     ==========
Investment income--net                                 .68%*           .67%           .37%          .79%*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:

Net assets, end of period (in thousands)          $      129     $      109     $      189     $       42
                                                  ==========     ==========     ==========     ==========
Portfolio turnover of the Trust                       13.31%         31.92%         38.15%         37.53%
                                                  ==========     ==========     ==========     ==========

*Annualized.

**Based on average shares outstanding.

***Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Includes the Fund's share of the Trust's allocated expenses.

+++Aggregate total investment return.

+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MERCURY BASIC VALUE FUND, INC.

1. Significant Accounting Policies:
Mercury Basic Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at December 31, 2003 was 0.1%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.40%. This arrangement expires on June 30, 2004 and is renewable. For the six months ended December 31, 2003, FAM earned fees of $13,857, all of which were waived. In addition, FAM reimbursed the Fund $14,276 in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                 Account          Distribution
                             Maintenance Fee          Fee

Class A                            .25%                --
Class B                            .25%               .75%
Class C                            .25%               .75%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. For the six months ended December 31, 2003, the Fund did not accrue Class B or Class C distribution fees.



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the six months ended December 31, 2003, MLPF&S received contingent deferred sales charges of $4,374 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $769,440 and $2,748,684 for the six months ended December 31, 2003 and for the year ended June 30, 2003, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months
Ended December 31, 2003                   Shares      Dollar Amount

Shares sold                               12,418      $     122,500
Shares issued to shareholders in
reinvestment of dividends                  1,165             11,656
                                    ------------      -------------
Total issued                              13,583            134,156
Shares redeemed                         (30,279)          (293,920)
                                    ------------      -------------
Net decrease                            (16,696)      $   (159,764)
                                    ============      =============



Class A Shares for the Year
Ended June 30, 2003                       Shares      Dollar Amount

Shares sold                               54,095      $     447,210
Shares issued to shareholders in
reinvestment of dividends                    660              5,644
                                    ------------      -------------
Total issued                              54,755            452,854
Shares redeemed                         (61,632)          (524,750)
                                    ------------      -------------
Net decrease                             (6,877)      $    (71,896)
                                    ============      =============



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Class B Shares for the Six Months
Ended December 31, 2003                   Shares      Dollar Amount

Shares sold                                  253      $       9,838
Shares issued to shareholders in
reinvestment of dividends                  2,467             24,709
                                    ------------      -------------
Total issued                               2,720             34,547
Shares redeemed                         (50,925)          (491,851)
                                    ------------      -------------
Net decrease                            (48,205)      $   (457,304)
                                    ============      =============




Class B Shares for the Year
Ended June 30, 2003                       Shares      Dollar Amount

Shares sold                               38,184      $     357,535
Shares issued to shareholders in
reinvestment of dividends                  1,695             14,443
                                    ------------      -------------
Total issued                              39,879            371,978
Shares redeemed                        (252,943)        (2,082,925)
                                    ------------      -------------
Net decrease                           (213,064)      $ (1,710,947)
                                    ============      =============




Class C Shares for the Six Months
Ended December 31, 2003                   Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                  1,165      $      11,571
Shares redeemed                         (16,819)          (163,783)
                                    ------------      -------------
Net decrease                            (15,654)      $   (152,212)
                                    ============      =============




Class C Shares for the Year
Ended June 30, 2003                       Shares      Dollar Amount

Shares sold                                5,241      $      45,719
Shares issued to shareholders in
reinvestment of dividends                    667              5,666
                                    ------------      -------------
Total issued                               5,908             51,385
Shares redeemed                        (117,242)          (947,384)
                                    ------------      -------------
Net decrease                           (111,334)      $   (895,999)
                                    ============      =============



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Class I Shares for the Six Months
Ended December 31, 2003                   Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                     84      $         846
Shares redeemed                            (107)            (1,006)
                                    ------------      -------------
Net decrease                                (23)      $       (160)
                                    ============      =============




Class I Shares for the Year
Ended June 30, 2003                       Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                     43      $         374
Shares redeemed                          (8,374)           (70,216)
                                    ------------      -------------
Net decrease                             (8,331)      $    (69,842)
                                    ============      =============



4.Capital Loss Carryforward:
On June 30, 2003, the Fund had a net capital loss carryforward of $3,139,344, of which $1,170,278 expires in 2010 and $1,969,066 expires 2011. This amount will be available to offset like amounts of any future taxable gains.



December 31, 2003, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS

MASTER BASIC VALUE TRUST

                                                                                     In U.S. Dollars
                         Shares                                                                Percent of
Industry+++               Held               Common Stocks                         Value       Net Assets
Above-Average Yield

Metals & Mining       4,131,400     Alcoa Inc.                               $    156,993,200        1.8%

Metals & Mining       8,103,000     BHP Billiton Limited                           74,422,457        0.9

Pharmaceuticals       3,397,900     Bristol-Myers Squibb Company                   97,179,940        1.1

Oil & Gas               961,000     ChevronTexaco Corporation                      83,020,790        1.0

Food Products         4,168,900     ConAgra, Inc.                                 110,017,271        1.3

Chemicals             3,421,600     E.I. du Pont de Nemours and
                                    Company                                       157,017,224        1.8

Oil & Gas             8,716,000     Exxon Mobil Corporation                       357,356,000        4.1

Personal Products     3,096,500     The Gillette Company                          113,734,445        1.3

Aerospace &
Defense               4,033,700     Honeywell International Inc.                  134,846,591        1.6

Oil & Gas             2,315,600     Kerr-McGee Corporation                        107,652,244        1.3

Capital Markets       2,353,600     Mellon Financial Corporation                   75,574,096        0.9

Oil & Gas             4,689,500     Royal Dutch Petroleum Company
                                    (NY Registered Shares)                        245,682,905        2.8

Diversified           5,029,700     SBC Communications Inc.                       131,124,279        1.5
Telecommunication
Services

Food Products         3,924,000     Sara Lee Corporation                           85,190,040        1.0

Diversified           2,957,100     Verizon Communications                        103,735,068        1.2
Telecommunication
Services

Commercial Banks      2,247,300     Wachovia Corporation                          104,701,707        1.2

                                                                                2,138,248,257       24.8


Below-Average Price Earnings/Ratio

Insurance             2,166,700     ACE Limited                                    89,744,714        1.0

Insurance             2,238,700     The Allstate Corporation                       96,308,874        1.1

Insurance             2,492,700     American International Group, Inc.            165,216,156        1.9

Commercial Banks      4,800,600     Bank One Corporation                          218,859,354        2.5

Commercial Banks      1,460,100     Bank of America Corporation                   117,435,843        1.4

Health Care           2,110,800     Baxter International Inc.                      64,421,616        0.8
Equipment &
Supplies

Machinery               706,800     Caterpillar Inc.                               58,678,536        0.7

Diversified           6,018,500     Citigroup Inc.                                292,137,990        3.4
Financial
Services

Beverages             2,943,900     Coca-Cola Enterprises Inc.                     64,383,093        0.7



December 31, 2003, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars
                         Shares                                                                Percent of
Industry+++               Held               Common Stocks                         Value       Net Assets
Below-Average Price Earnings/Ratio (concluded)

Auto Components       4,660,626     Delphi Automotive Systems
                                    Corporation                              $     47,584,992        0.6%

Automobiles           4,062,700     Ford Motor Company                             65,003,200        0.8

Computers &           4,984,100     Hewlett-Packard Company                       114,484,777        1.3
Peripherals

Household             2,780,700     Koninklijke (Royal) Philips
Durables                            Electronics NV (NY Registered
                                    Shares)                                        80,890,563        0.9

Food Products         2,078,400     Kraft Foods Inc. (Class A)                     66,966,048        0.8

Hotels,               4,418,100     McDonald's Corporation                        109,701,423        1.3
Restaurants &
Leisure

Pharmaceuticals       1,626,000     Merck & Co., Inc.                              75,121,200        0.9

Capital Markets       2,156,900     Morgan Stanley                                124,819,803        1.4

Semiconductors &        473,500   ++National Semiconductor
Semiconductor                       Corporation                                    18,660,635        0.2
Equipment

Pharmaceuticals       5,955,100     Schering-Plough Corporation                   103,559,189        1.2

Electrical            3,600,000     Thomas & Betts Corporation (a)                 82,404,000        1.0
Equipment

Energy Equipment      4,333,800   ++Transocean Inc.                               104,054,538        1.2
& Services

Insurance             6,810,600     Travelers Property Casualty Corp.
                                    (Class A)                                     114,281,868        1.3

Food Products         2,023,900     Unilever NV (NY Registered
                                    Shares)                                       131,351,110        1.5

IT Services          10,080,100   ++Unisys Corporation                            149,689,485        1.7

Oil & Gas             5,640,000     Unocal Corporation                            207,721,200        2.4

                                                                                2,763,480,207       32.0


Low Price-to-Book Value

Communications       10,329,600   ++3Com Corporation                               84,392,832        1.0
Equipment

Semiconductors        5,993,400   ++Advanced Micro Devices, Inc.                   89,301,660        1.0
& Semiconductor
Equipment

Electronic            3,008,900   ++Agilent Technologies, Inc.                     87,980,236        1.0
Equipment &
Instruments

Oil & Gas             1,866,600     Anadarko Petroleum Corporation                 95,215,266        1.1

Aerospace &           2,044,100     The Boeing Company                             86,138,374        1.0
Defense



December 31, 2003, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars
                         Shares                                                                Percent of
Industry+++               Held               Common Stocks                         Value       Net Assets
Low Price-to-Book Value (concluded)

Media                 1,342,200   ++Comcast Corporation
                                    (Special Class A)                        $     41,984,016        0.5%

Automobiles           1,843,000     DaimlerChrysler AG                             85,183,460        1.0

Machinery             2,612,600     Deere & Company                               169,949,630        2.0

Energy Equipment      5,600,000     Diamond Offshore Drilling, Inc.               114,856,000        1.3
& Services

Energy Equipment      4,679,300     GlobalSantaFe Corporation                     116,187,019        1.3
& Services

Energy Equipment      3,283,500     Halliburton Company                            85,371,000        1.0
& Services

Insurance             2,301,800     The Hartford Financial Services
                                    Group, Inc.                                   135,875,254        1.6

Paper & Forest        3,100,000     International Paper Company                   133,641,000        1.5
Products

Household             2,418,600     Kimberly-Clark Corporation                    142,915,074        1.7
Products

Semiconductors       11,248,100   ++LSI Logic Corporation                          99,770,647        1.2
& Semiconductor
Equipment

Media                10,278,800   ++Liberty Media Corporation
                                    (Class A)                                     122,214,932        1.4

Communications       15,777,800   ++Lucent Technologies Inc.                       44,808,952        0.5
Equipment

Metals & Mining       3,834,300     Massey Energy Company (a)                      79,753,440        0.9

Semiconductors        4,261,700   ++Micron Technology, Inc.                        57,405,099        0.7
& Semiconductor
Equipment

Communications        8,775,500     Motorola, Inc.                                123,471,285        1.4
Equipment

Metals & Mining         728,600   ++Phelps Dodge Corporation                       55,439,174        0.6

Aerospace &           5,440,700     Raytheon Company                              163,438,628        1.9
Defense

Electronic            1,537,900     Tektronix, Inc.                                48,597,640        0.6
Equipment &
Instruments

Media                 9,819,700   ++Time Warner Inc.                              176,656,403        2.0

Specialty Retail      2,571,500   ++Toys 'R' Us, Inc.                              32,503,760        0.4

Media                 2,983,300     Viacom, Inc. (Class B)                        132,398,854        1.5

Media                 4,424,200     The Walt Disney Company                       103,216,586        1.2

Commercial Banks      6,000,000     Wells Fargo & Company                         353,340,000        4.1

                                                                                3,062,006,221       35.4


December 31, 2003, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars
                         Shares                                                                Percent of
Industry+++               Held               Common Stocks                         Value       Net Assets
Special Situations

Software              2,544,700     Computer Associates
                                    International, Inc.                      $     69,572,098        0.8%

Computers &           1,267,300     International Business
Peripherals                         Machines Corporation                          117,453,364        1.3

Computers &          16,534,600   ++Sun Microsystems, Inc.                         74,240,354        0.9
Peripherals

                                                                                  261,265,816        3.0

                                    Total Common Stocks
                                    (Cost--$5,827,903,681)                      8,225,000,501       95.2



              Beneficial Interest/
                  Shares Held           Short-Term Securities
Short-Term Securities

                   $436,676,792     Merrill Lynch Liquidity Series,
                                    LLC Cash Sweep Series I (b)                   436,676,792        5.0
                   $793,587,037     Merrill Lynch Liquidity Series,
                                    LLC Money Market Series (b)(c)                793,587,037        9.2
                    264,529,013     Merrill Lynch Premier Institutional
                                    Fund (b)(c)                                   264,529,013        3.1

                                    Total Short-Term Securities
                                    (Cost--$1,494,792,842)                      1,494,792,842       17.3



                      Number of
                      Contracts                  Issue
Options Purchased

Put Options              13,000     American International Group, Inc.,
Purchased                           expiring February 2004 at USD 60,
                                    Broker Morgan Stanley                             520,000        0.0
                         15,000     Citigroup Inc., expiring January
                                    2004 at USD 45, Broker UBS
                                    Warburg                                           150,000        0.0
                          5,000     International Business Machines
                                    Corporation, expiring January 2004
                                    at USD 90, Broker UBS Warburg                     350,000        0.0
                         20,000     Wells Fargo & Company, expiring
                                    January 2004 at USD 55, Broker
                                    UBS Warburg                                       300,000        0.0

                                    Total Options Purchased
                                    (Premiums Paid--$16,675,850)                    1,320,000        0.0

                                    Total Investments
                                    (Cost--$7,339,372,373)


December 31, 2003, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                     In U.S. Dollars
                       Number of                                                               Percent of
                       Contracts                 Issue                             Value       Net Assets
Options Written

Call Options             13,000     American International Group,
Written                             Inc., expiring February 2004 at
                                    USD 60, Broker Morgan Stanley            $    (8,710,000)       (0.1)%
                          5,000     International Business Machines
                                    Corporation, expiring January 2004
                                    at USD 95, Broker UBS Warburg                   (350,000)        0.0
                          6,000     International Paper Company,
                                    expiring January 2004 at USD 40,
                                    Broker Morgan Stanley                         (1,920,000)        0.0
                         19,500     Wells Fargo & Company, expiring
                                    January 2004at USD 55, Broker
                                    UBS Warburg                                   (7,605,000)       (0.1)

                                    Total Options Written (Premiums
                                    Received--$8,789,043)                        (18,585,000)       (0.2)

                                    Total Investments,
                                    Net of Options Written
                                    (Cost--$7,330,583,330)                      9,702,528,343      112.3
                                    Liabilities in Excess of
                                    Other Assets                              (1,059,694,942)      (12.3)
                                                                             ----------------      ------
                                    Net Assets                               $  8,642,833,401      100.0%
                                                                             ================      ======

++Non-income producing security.

+++For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a)Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company
Act of 1940) are as follows:


                          Net Share   Purchase   Sales    Realized    Dividend
Affiliate                  Activity     Cost      Cost      Gain       Income

Massey Energy Company    (1,990,100)     --   29,053,507  $4,748,744  $441,776
Thomas & Betts Corporation       --      --          --           --  $ 18,000


(b)Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                     Interest/
                                                       Net           Dividend
Affiliate                                            Activity         Income

Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I                           $ 374,788,899     $1,933,424
Merrill Lynch Liquidity Series,
LLC Money Market Series                           $ 126,272,517     $  338,918
Merrill Lynch Premier Institutional Fund          (180,347,332)     $  165,407


(c)Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2003

MASTER BASIC VALUE TRUST
Assets

Investments, at value (including securities loaned
  of $1,025,149,771) (identified cost--$7,322,696,523)                                     $9,719,793,343
Options purchased, at value (premiums paid--$16,675,850)                                        1,320,000
Cash                                                                                              107,726
Receivables:
  Dividends                                                               $   14,311,139
  Contributions                                                                8,840,825
  Securities sold                                                              8,063,129
  Interest                                                                       463,134
  Securities lending--net                                                         94,024       31,772,251
                                                                          --------------
Prepaid expenses and other assets                                                                  50,936
                                                                                           --------------
Total assets                                                                                9,753,044,256
                                                                                           --------------

Liabilities

Collateral on securities loaned, at value                                                   1,058,116,050
Options written, at value (premiums received--$8,789,043)                                      18,585,000
Payables:
  Withdrawals                                                                 32,921,910
  Investment adviser                                                             473,489
  Other affiliates                                                                84,318       33,479,717
                                                                          --------------
Accrued expenses                                                                                   30,088
                                                                                           --------------
Total liabilities                                                                           1,110,210,855
                                                                                           --------------

Net Assets

Net assets                                                                                 $8,642,833,401
                                                                                           ==============

Net Assets Consist of

Investors' capital                                                                         $6,270,888,388
Unrealized appreciation on investments and foreign
currency transactions--net                                                                  2,371,945,013
                                                                                           --------------
Net Assets                                                                                 $8,642,833,401
                                                                                           ==============

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2003

MASTER BASIC VALUE TRUST
Investment Income

Dividends (net of $806,990 foreign withholding tax)                                        $   79,079,988
Interest                                                                                        1,927,223
Securities lending--net                                                                           504,325
                                                                                           --------------
Total income                                                                                   81,511,536
                                                                                           ==============

Expenses

Investment advisory fees                                                  $   15,901,142
Accounting services                                                              549,758
Custodian fees                                                                   156,394
Professional fees                                                                 87,479
Pricing fees                                                                      56,762
Trustees' fees and expenses                                                       27,401
Printing and shareholder reports                                                   4,948
Other                                                                             69,083
                                                                          --------------
Total expenses                                                                                 16,852,967
                                                                                           --------------
Investment income--net                                                                         64,658,569
                                                                                           --------------

Realized & Unrealized Gain (Loss) on
Investments & Foreign Currency
Transactions--Net

Realized gain (loss) from:
  Investments--net                                                           125,942,039
  Foreign currency transactions--net                                            (75,759)      125,866,280
Change in unrealized appreciation/depreciation on:
  Investments--net                                                         1,271,519,526
  Foreign currency transactions--net                                              16,708    1,271,536,234
                                                                          --------------   --------------
Total realized and unrealized gain on investments and
foreign currency transactions--net                                                          1,397,402,514
                                                                                           --------------
Net Increase in Net Assets Resulting from Operations                                       $1,462,061,083
                                                                                           ==============

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MASTER BASIC VALUE TRUST

                                                                            For the Six        For the
                                                                            Months Ended      Year Ended
                                                                           December 31,        June 30,
Increase (Decrease)in Net Assets:                                               2003             2003
Operations

Investment income--net                                                    $   64,658,569   $  117,205,529
Realized gain (loss) on investments and foreign
currency transactions--net                                                   125,866,280    (194,293,023)
Change in unrealized appreciation (depreciation) on
investments and foreign currency transactions--net                         1,271,536,234     (63,780,449)
                                                                          --------------   --------------
Net increase (decrease) in net assets resulting
  from operations                                                          1,462,061,083    (140,867,943)
                                                                          --------------   --------------

Capital Transactions

Proceeds from contributions                                                  511,645,927    1,032,235,075
Fair value of withdrawals                                                  (719,368,632)  (1,810,048,195)
                                                                          --------------   --------------
Net decrease in net assets derived from
  capital transactions                                                     (207,722,705)    (777,813,120)
                                                                          --------------   --------------

Net Assets

Total increase (decrease) in net assets                                    1,254,338,378    (918,681,063)
Beginning of period                                                        7,388,495,023    8,307,176,086
                                                                          --------------   --------------
End of period                                                             $8,642,833,401   $7,388,495,023
                                                                          ==============   ==============

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS

MASTER BASIC VALUE TRUST

The following ratios have been derived from information provided in the financial statements.

                                                  For the                                 For the Period
                                                 Six Months             For the            October 13,
                                                   Ended               Year Ended           2000++ to
                                                December 31,            June 30,             June 30,
                                                    2003           2003           2002         2001
Total Investment Return**

Total investment return                            20.09%+++         (.09%)        (9.93%)             --
                                                 ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses                                               .43%*           .43%           .42%          .42%*
                                                 ===========    ===========    ===========    ===========
Investment income--net                                1.64%*          1.66%          1.33%         1.57%*
                                                 ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)         $ 8,642,833    $ 7,388,495    $ 8,307,176    $ 9,409,683
                                                 ===========    ===========    ===========    ===========
Portfolio turnover                                    13.31%         31.92%         38.15%         37.53%
                                                 ===========    ===========    ===========    ===========

*Annualized.

**Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

++Commencement of operations.

+++Aggregate total investment return.

See Notes to Financial Statements.


December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MASTER BASIC VALUE TRUST

1. Significant Accounting Policies:
Master Basic Value Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Trust may purchase and write covered call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Trust's net assets at the following annual rates: .60% of the Trust's average net assets not exceeding $100 million; .50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2003, the Trust lent securities with a value of $164,612,911 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended December 31, 2003, MLIM, LLC received $214,941 in securities lending agent fees.

In addition, MLPF&S received $524,639 in commissions on the execution of portfolio security transactions for the Trust for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Trust reimbursed FAM $79,413 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2003 were $993,669,271 and $1,591,251,244, respectively.

Net realized gains (losses) for the six months ended December 31, 2003 and net unrealized gains (losses) as of December 31, 2003 were as follows:


                                         Realized        Unrealized
                                      Gains (Losses)   Gains (Losses)

Long-term investments                 $  141,874,993   $2,397,096,820
Options purchased                       (27,780,696)     (15,355,850)
Options written                           11,847,742      (9,795,957)
Foreign currency transactions               (75,759)               --
                                      --------------   --------------
Total                                 $  125,866,280   $2,371,945,013
                                      ==============   ==============



December 31, 2003, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $2,294,490,369, of which $2,620,479,400 related to appreciated securities and $325,989,031 related to depreciated securities. At December 31, 2003, the aggregate cost of investments, net of options written, for Federal income tax purposes was $7,408,037,974.

Transactions in call options written for the six months ended
December 31, 2003 were as follows:



                                          Number of        Premiums
                                          Contracts        Received

Outstanding call options written,
beginning of year                             60,000   $   10,746,601
Options written                               85,000       18,852,174
Options closed                              (90,500)     (18,102,860)
Options expired                             (11,000)      (2,706,872)
                                      --------------   --------------
Outstanding call options written,
end of period                                 43,500   $    8,789,043
                                      ==============   ==============


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of ..09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended December 31, 2003.



December 31, 2003, Mercury Basic Value Fund, Inc.



OFFICERS AND DIRECTORS/TRUSTEES


Terry K. Glenn, President and
   Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick,
   Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice
   President
Robert J. Martorelli, Vice President
   and Co-Portfolio Manager
Kevin M. Rendino, Vice President
   and Co-Portfolio Manager
Donald C. Burke, Vice President and
   Treasurer
Phillip S. Gillespie, Secretary



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260



December 31, 2003, Mercury Basic Value Fund, Inc.



Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercury Basic Value Fund, Inc. and Master Basic Value Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: February 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: February 23, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: February 23, 2004